COVER LETTER

February 21, 2008

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE: MML Series Investment Fund

(1933 Act File No. 2-39334; 1940 Act File No. 811-2224)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MML Series Investment Fund (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”) and Rule 485(a)(1) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 63 to the Trust’s Registration Statement under the Securities Act and Amendment No. 48 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”)

This Amendment is being filed primarily to (i) reflect the addition of a co-sub-adviser for the MML Small Cap Value Fund, (ii) reflect a change to the name and strategy of the MML Small Cap Value Fund and (iii) reflect a change in sub-adviser for the MML Growth Equity Fund. In addition, this amendment incorporates other changes made since (i) the filing of Post-Effective Amendment No. 59 in connection with the MML Large Cap Value Fund, MML Equity Index Fund, MML Growth Equity Fund, MML OTC 100 Fund, MML Small Cap Growth Equity Fund, MML Emerging Growth Fund, MML Asset Allocation Fund, MML Equity Income Fund, MML Income & Growth Fund, MML Growth & Income Fund, MML Blue Chip Growth Fund, MML Large Cap Growth Fund, MML Concentrated Growth Fund, MML Mid Cap Value Fund, MML Mid Cap Growth Fund, MML Small Cap Value Fund, MML Small Cap Index Fund, MML Global Fund and MML Foreign Fund; and (ii) the filing of Post-Effective Amendment No. 62 in connection with the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund and MML Aggressive Allocation Fund. The anticipated effective date is May 1, 2008.

Please note that while disclosure has been updated, actual expense and performance figures have not yet been updated to reflect 12/31/07 information but instead still reflect 12/31/06 information.

Please address any comments or questions to the undersigned at (413) 744-7218.

Very truly yours,

/s/Andrew M. Goldberg

Andrew M. Goldberg

Assistant Secretary, MML Series Investment Fund

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company